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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [X]; Amendment Number:  1
                                               ---

  This Amendment (Check only one.): [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Financial Stocks, Inc.
Address:  507 Carew Tower
          441 Vine Street
          Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven N. Stein
Title:    Chairman & Chief Executive Officer
Phone:    (513) 241-6166

Signature, Place, and Date of Signing:

/s/ Steven N. Stein  Cincinnati, Ohio  February 9, 2006
-------------------  ----------------  ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                                      -1-

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                -0-
                                          -----------
Form 13F Information Table Entry Total:            73
                                          -----------
Form 13F Information Table Value Total:   $   220,740
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                                          (thousands)

List of Other Included Managers:  None


                                      -2-



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


                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1                           COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      VOTING AUTHORITY
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NAME OF                           TITLE OF                VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER
 ISSUER                            CLASS       CUSIP     [x$1000]   PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AFFIRMATIVE INSURANCE HOLDINGS    Common     8272106       1,459    100,000   SH        Sole                  100,000   --      --
ALLIED IRISH BANKS PLC ADR        Spon ADR   19228402      1,074     25,000   SH        Sole                   25,000   --      --
AMERIPRISE FINL INC               Common     03076C106     2,255     55,000   SH        Sole                   55,000   --      --
AMERISERV                         Common     03074A102     9,548  2,180,000   SH        Sole                2,180,000   --      --
ARCH CAPITAL GROUP LTD            Common     G0450A105     1,369     25,000   SH        Sole                   25,000   --      --
AXIS CAPITAL HOLDINGS             Common     48425102      3,597    115,000   SH        Sole                  115,000   --      --
BANCO BILBAO VIZCAYA SA           Spon ADR   05946k101     1,160     65,000   SH        Sole                   65,000   --      --
BANCO DE SANTANDER                ADR        05964h105     1,121     85,000   SH        Sole                   85,000   --      --
BANK OF AMERICA CORPORATION       Common     60505104      4,384     95,000   SH        Sole                   95,000   --      --
BANK OF MARIN-CORTE MADERA CAL    Common     63431100      1,219     35,858   SH        Sole                   35,858   --      --
BANKATLANTIC BANCORP              Common     65908501      2,838    202,692   SH        Sole                  202,692   --      --
BANKFINANCIAL CORP                Common     06643P104     1,431     97,459   SH        Sole                   97,459   --      --
BAY VIEW CAPITAL CORP-DEL         Common     07262L309       623     35,000   SH        Sole                   35,000   --      --
BEACH FIRST NATL BANCSHARES       Common     73334104      2,149     87,713   SH        Sole                   87,713   --      --
BNCCORP INC                       Common     55936108      3,881    337,500   SH        Sole                  337,500   --      --
BROOKFIELD ASSET MANAGEMENT       Cl A Ltd   112585104     5,033    100,000   SH        Sole                  100,000   --      --
CARDINAL FINANCIAL CORP           Common     14149F109     2,108    191,616   SH        Sole                  191,616   --      --
CENTENNIAL BANK HOLDINGS INC      Common     151345303    10,816    874,400   SH        Sole                  874,400   --      --
CHUBB CORP                        Common     171232101     2,441     25,000   SH        Sole                   25,000   --      --
CITIGROUP INC                     Common     172967101     1,941     40,000   SH        Sole                   40,000   --      --
COAST FINANCIAL HOLDINGS INC      Common     190354100     2,844    173,300   SH        Sole                  173,300   --      --
COMMONWEALTH BANKSHARES INC       Common     202736104     7,379    269,324   SH        Sole                  269,324   --      --
COMPUCREDIT CORP                  Common     20478N100     5,769    150,000   SH        Sole                  150,000   --      --
CONNECTICUT BANK & TRUST CO       Common     207546102     1,181    125,000   SH        Sole                  125,000   --      --
CONSECO                           Common     208464883     2,896    125,000   SH        Sole                  125,000
DIME BANCORP INC NEW              Common     25429Q110        28    215,656   SH        Sole                  215,656   --      --
ENSTAR GROUP INC GA               Common     29358R107     1,110     16,760   SH        Sole                   16,760   --      --

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


                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1                           COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      VOTING AUTHORITY
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NAME OF                           TITLE OF                VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER
 ISSUER                            CLASS       CUSIP     [x$1000]   PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE   SHARED   NONE
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
EPIC BANCORP                      Common     294250105      1,631      96,134  SH         Sole                  96,134  --      --
EVEREST REINSURANCE HOLDINGS IN   Common     G3223R108      5,018      50,000  SH         Sole                  50,000  --      --
FIRST COMMUNITY BANK CORP AMERICA Common     39185E202      1,409      52,500  SH         Sole                  52,500  --      --
FIRST FRANKLIN CORP               Common     320272107        749      46,808  SH         Sole                  46,808  --      --
FRANKLIN BANK CORP                Common     352451108      3,894     216,426  SH         Sole                 216,426  --      --
GATEWAY FINANCIAL HOLDINGS        Common     368140109      1,655     100,000  SH         Sole                 100,000  --      --
HANMI FINANCIAL                   Common     410495105     18,932   1,060,000  SH         Sole               1,060,000  --      --
HANOVER INSURANCE                 Common     410867105      5,221     125,000  SH         Sole                 125,000
HERCULES TECHNOLOGY GROWTH        Common     427096508      2,698     225,000  SH         Sole                 225,000  --      --
INTERNATIONAL BANCSHARES CORP     Common     459044103      3,040     103,544  SH         Sole                 103,544  --      --
JPMORGAN CHASE                    Common     46625H100      1,985      50,000  SH         Sole                  50,000
K FED BANCORP                     Common     48246S101      1,852     154,366  SH         Sole                 154,366  --      --
LEGACY BANCORP                    Common     52463G105      1,068      80,000  SH         Sole                  80,000  --      --
LONGVIEW FIBRE CO                 Common     543213102      1,041      50,000  SH         Sole                  50,000  --      --
MACKINAC FINANCIAL CORP           Common     554571109      3,094     340,000  SH         Sole                 340,000  --      --
MARKETAXESS HLDGS INC             Common     57060D108      1,512     132,283  SH         Sole                 132,283  --      --
MATRIX CAP CORP                   Common     576819106      9,456     502,688  SH         Sole                 502,688  --      --
MAX RE CAPITAL LTD                Shares     G6052F103      4,835     186,189  SH         Sole                 186,189  --      --
MEADOWBROOK INSURANCE GROUP       Common     58319P108      4,088     700,000  SH         Sole                 700,000  --      --
MITSUBISHI UFJ FINANCIAL GROUP    Shares     606822104      1,369     100,000  SH         Sole                 100,000
NESS TECHNOLOGIES INC             Common     64104X108        431      40,000  SH         Sole                  40,000  --      --
NEW CENTURY FINANCIAL             Common     64352D200      2,330     100,000  SH         Sole                 100,000  --      --
OLD LINE BANCSHARES               Common     67984M100      1,041     100,000  SH         Sole                 100,000  --      --
PARTNER RE                        Spons ADR  G6852T105      4,925      75,000  SH         Sole                  75,000
POPULAR INC                       Common     733174106      3,454     163,293  SH         Sole                 163,293  --      --
POTLATCH CORP                     Common     737628107      3,059      60,000  SH         Sole                  60,000
PROASSURANCE CORP                 Common     74267C106      3,405      70,000  SH         Sole                  70,000
PACIFIC MERCANTILE BANCORP        Common     694552100      3,821     220,000  SH         Sole                 220,000  --      --
PEOPLES COMMUNITY BANCORP         Common     71086E107      8,700     432,183  SH         Sole                 432,183  --      --
QUANTA RE                         Common     G7313F106        790     154,900  SH         Sole                 154,900

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


                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1                           COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      VOTING AUTHORITY
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NAME OF                           TITLE OF                VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER
 ISSUER                            CLASS       CUSIP     [x$1000]   PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE   SHARED   NONE
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
SILVER STATE BANCORP              Common      828251108       660      30,000  SH         Sole                  30,000  --      --
SNB BANCSHARES INC TEX            Common      78460M209     4,967     285,456  SH         Sole                 285,456  --      --
ST JOSEPH CAP CORP                Common      790595102       350      11,390  SH         Sole                  11,390  --      --
STANDARD CHARTER                  Common      G84228157     3,124     140,000  SH         Sole                 140,000  --      --
SWS GROUP                         Common     788503N107     2,094     100,000  SH         Sole                 100,000  --      --
TEXAS UTD BANCSHARES INC          Common      882838105     1,338      73,703  SH         Sole                  73,703  --      --
THE BANCORP, INC                  Common      05969A105     2,722     160,146  SH         Sole                 160,146  --      --
TOWER FINANCIAL                   Common      891769101     1,354      78,735  SH         Sole                  78,735  --      --
UCBH HOLDINGS                     Common      90262T308     2,146     120,000  SH         Sole                 120,000  --      --
UNITED AMERICAN INDEMNITY         Cl A Ltd    90933T109     1,102      60,000  SH         Sole                  60,000
UNUM PROVIDENT                    Common      91529Y106     2,275     100,000  SH         Sole                 100,000
US BANCORP                        Common      902973304     1,196      40,000  SH         Sole                  40,000
VALLEY BANCORP                    Common      91929R107     2,432      70,116  SH         Sole                  70,116  --      --
WACHOVIA CORP 2ND NEW COMM        Common      929903102     3,172      60,000  SH         Sole                  60,000  --      --
WESTERN ALLIANCE                  Common      957638109     1,804      60,400  SH         Sole                  60,400  --      --
WILLIS GROUP                      Common      G96655108     1,847      50,000  SH         Sole                  50,000  --      --